BASIS OF PRESENTATION OF THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Equity		€ 20,600	€ 24,200
Working capital			18,000
Cash flows from operations	€ 3,100	300
Shareholders' equity	20,557	18,930	24,220	€ 21,639
Cash and cash equivalents	45,125	40,400	€ 40,307
Restricted cash	€ 4,500	€ 5,800